                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

    /s/ Errol M. Rudman     New York, New York August 10, 2001
    _____________________   __________________ _______________
         [Signature]           [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:


         NONE








































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $471,025
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None































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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------        --------    --------       --------             ---------      --------      --------
                                               MARKET                                                       VOTING AUTHORITY
                    TITLE          CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT     OTHER     (a)    (b)    (c)
NAME OF ISSUER     OF CLASS        NUMBER      [X1000]   PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      ------    -------    ---   ----    ----------     --------  ----  ------  ----
AT&T CORP LIBERTY
  MEDIA GROUP      COMMON          001957208    27919     1596300   SH               SOLE                 1596300
AKAMAI TECHNOLOGIES
  INC              COMMON          00971T101     2573      280300   SH               SOLE                  280300
AMGEN CORP         COMMON          031162100    25557      421179   SH               SOLE                  421179
AMPHENOL CORP
  NEW-CL A         COMMON          032095101    17692      441736   SH               SOLE                  441736
BANK ONE CORP      COMMON          06423A103    10740      300000   SH               SOLE                  300000
BIOSPHERE MEDICAL
  INC              COMMON          09066V103     6260      488300   SH               SOLE                  488300
CABLEVISION
  SYSTEMS
   CORP-CL A       COMMON          12686C109    33200      567528   SH               SOLE                  567528
CABLEVISION SYS
  CORP             COMMON          12686C844    13459      521663   SH               SOLE                  521663
CENDANT CORP       COMMON          151313103    13972      716500   SH               SOLE                  716500
CITIGROUP INC      COMMON          172967101    22575      427237   SH               SOLE                  427237
COMPAQ COMPUTER
  CORP             COMMON          204493100     2478      160000   SH               SOLE                  160000
FURNITURE BRANDS
  INTERNATIONAL    COMMON          360921100     8877      317050   SH               SOLE                  317050
HCA - THE HEALTH-
  CARE COMPANY     COMMON          404119109    29763      658619   SH               SOLE                  658619
LNR PROPERTY CORP  COMMON          501940100     2849       81400   SH               SOLE                   81400
LIFEPOINT HOSPITALS
   INC             COMMON          53219L109    22284      503245   SH               SOLE                  503245
MERRILL LYNCH &
  CO INC           COMMON          590188108     8899      150200   SH               SOLE                  150200
MOHAWK INDUSTRIES
  INC              COMMON          608190104    43331     1231000   SH               SOLE                 1231000
NEUBERGER BERMAN
  INC.             COMMON          641234109    19598      288200   SH               SOLE                  288200
***NEWS CORP LTD-
  ADR NEW          COMMON          652487703     4922      132500   SH               SOLE                  132500
NEXTEL COMMUNI-
  CATIONS INC-CL A COMMON          65332V103      875       50000   SH               SOLE                   50000
OXFORD HEALTH
  PLANS INC        COMMON          691471106     9284      324600   SH               SOLE                  324600
REGENERON PHARMA-
  CEUTICALS INC    COMMON          75886F107     5479      158130   SH               SOLE                  158130


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RITE AID CORP      COMMON          767754104     4659      517700   SH               SOLE                  517700
SCHERING PLOUGH
  CORP             COMMON          806605101    17895      493800   SH               SOLE                  493800
SEPRACOR INC       COMMON          817315104    17612      442506   SH               SOLE                  442506
SOTHEBYS HOLDINGS
   INC-CL A        COMMON          835898107     6687      414550   SH               SOLE                  414550
TICKETMASTER       COMMON          88633P203     2911      196657   SH               SOLE                  196657
USA NETWORKS INC   COMMON          902984103    25165      898738   SH               SOLE                  898738
VCAMPUS CORP       COMMON          92240C100      942      596335   SH               SOLE                  596335
WASTE MANAGEMENT
  INC DEL          COMMON          94106L109    14415      467700   SH               SOLE                  467700
YAHOO INC          COMMON          984332106    13003      650500   SH               SOLE                  650500
XOMA LTD-(BERMUDA) COMMON          G9825R107     6157      360900   SH               SOLE                  360900
SCHERING PLOUGH
   CORP            CALL            806605101    28992      800000         CALL       SOLE                  800000





































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